Accrued Liabilities (Details) - USD ($) $ in Thousands	Feb. 28, 2026	Nov. 30, 2025	May 31, 2025	May 31, 2024
Accrued Liabilities and Compensation
Compensation and related expense	$ 255		$ 278	$ 208
Legal settlement	12,745	$ 16,500	50	7
Clinical expense	2,213		487	329
License fees	563		1,105	1,799
Lease payable	34		141	142
Investor proceeds held in escrow				300
Other liabilities			145	25
Total accrued liabilities	$ 15,825		$ 2,206	$ 2,810